MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined contribution plan expenses	$ 3,420,774	$ 3,147,927	$ 4,087,334
Aggregate balance of statutory common reserves	31,991,537	$ 21,969,950	$ 17,720,748
Restrictions of statutory reserves	$ 256,018,805